Equity (Details) - USD ($) $ in Thousands							12 Months Ended
	Dec. 09, 2016	Mar. 11, 2016	Apr. 21, 2015	Apr. 06, 2015	Feb. 27, 2015	May 29, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 02, 2015	Apr. 01, 2015
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 145,800	$ 141,500
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 400	$ 800					$ 1,190	$ 1,151	$ 590
Common stock, shares authorized							120,000,000	120,000,000
Offering costs			$ 1,200			$ 600
Proceeds from issuance of common stock			$ 187,600			$ 181,300	$ 288,510	$ 188,720	181,875
Repayments of long-term debt							$ 120,000	$ 476,982	$ 180,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	6,000,000	7,500,000
Common stock, shares authorized										120,000,000	80,000,000
Shares converted				1,500,000
Shares held in escrow				166,667
Issuance of Class A common stock, shares			7,000,000			7,500,000
Harvey E Yates Company [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued upon conversion					10
Harvey E Yates Company [Member] | Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for acquisition					150,000
Shares issued as consideration in business combination					150,000
Harvey E Yates Company [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for acquisition					3,300,000